Leases - Additional Information (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Mar. 31, 2015
Leases
Recognized rental income	¥ 752	¥ 167	¥ 788	¥ 558
Future minimum lease payments to be received	10,134		10,134
Rental expenses, net of sublease rental income	11,997	¥ 11,603	24,479	¥ 23,434
Capital lease assets	34,966		34,966		¥ 34,428
Accumulated depreciation on capital lease assets	¥ 6,842		¥ 6,842		¥ 6,171